Shareholder Report, Holdings (Details) - C000246381 [Member]	Sep. 30, 2024
Universal Display Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Home Depot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Masco Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Tractor Supply Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Accenture PLC - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Watts Water Technologies, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
AptarGroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Sherwin-Williams Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%